SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2019 USD ($)	Jun. 15, 2016 USD ($)
Schedule of Significant Accounting Policies [Line Items]
Foreign Currency Transaction Gain, before Tax				$ 36,400					$ 36,400
Net foreign currency transaction loss				45,100					45,100
Reserves for allowances for doubtful accounts			$ 5,900	5,900	$ 5,900	$ 5,900	$ 5,900	$ 5,900	7,800
Cash purchase price for minority stake									8,500
Carrying amount of minority investment	$ 9,400		8,100	8,100	8,100	$ 8,100	8,100	8,100	8,500
Number of reporting units | item						1
Rent expense				11,800					11,800
Sublease receipts				4,500					4,300
Deferred offering costs capitalized	8,200		$ 3,900	3,900	$ 3,900	$ 3,900	$ 3,900	$ 3,900	$ 0
Percentage of revenue from content licenses					3.00%				3.00%
Percentage of license fee earn and retained by delegates					35.00%				50.00%
Percentage of license fee recognized by the Company					50.00%				65.00%
Percentage of royalties of the total license fee					20.00%				50.00%
Equity-based compensation, service period			5 years
Advertising and marketing costs				53,700					$ 49,000
Number of operating segment					1		1
Number of customers represented 10% or more of the Company's total revenue or accounts receivable | customer								0
Estimated operating lease right of use assets	49,959									$ 53,100
Estimated operating lease liabilities	59,581
Accounts Receivable, Allowance for Credit Loss	6,105		$ 5,946	5,946	$ 5,946	5,946	$ 5,946	$ 5,946	7,773		$ 7,843
Bad debt expense	800			750					2,002
Net recoveries		$ 300
Bad debt recoveries	6,105		5,946	5,946	5,946	5,946	5,946	5,946	7,773		$ 7,843
Other long-term assets	45,342		41,092	41,092	41,092	41,092	41,092	41,092	43,355
Lease liabilities	49,113									61,300
Right of use asset	49,959									53,100
Deferred Rent			$ 8,300	$ 8,300	$ 8,300	$ 8,300	$ 8,300	$ 8,300		$ 8,300
Cost of investment	$ 2,000
Getty Images SEA Holdings Co., Limited ("Getty SEA")
Schedule of Significant Accounting Policies [Line Items]
Percentage of non-controlling stockholder's interest			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Minimum
Schedule of Significant Accounting Policies [Line Items]
Estimated operating lease right of use assets			$ 45,000	$ 45,000	$ 45,000	$ 45,000	$ 45,000	$ 45,000
Estimated operating lease liabilities			50,000	50,000	50,000	50,000	50,000	50,000
Right of use asset			45,000	45,000	45,000	45,000	45,000	45,000
Maximum
Schedule of Significant Accounting Policies [Line Items]
Estimated operating lease right of use assets			65,000	65,000	65,000	65,000	65,000	65,000
Estimated operating lease liabilities			70,000	70,000	70,000	70,000	70,000	70,000
Right of use asset			$ 65,000	65,000	$ 65,000	$ 65,000	$ 65,000	$ 65,000
Getty Investments, LLC
Schedule of Significant Accounting Policies [Line Items]
Annual management fees				$ 1,500					$ 1,300
Getty Investments, LLC | Visual China Group Holding Limited ("VCG")
Schedule of Significant Accounting Policies [Line Items]
Face amount of unsecured note receivable												$ 24,000
Interest rate												2.50%